Shareholder Fees (Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Series II shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund | Series II shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)